SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Entity-Wide Revenue, Major Customer [Abstract]
Entity-Wide Revenue, Major Customer, Percentage	6.00%		8.00%		9.00%
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	$ 10,036		$ 9,003		$ 8,106
Segment reporting information, Percentage of Total Consolidated Revenues	100.00%		100.00%		100.00%
Segment reporting information, Interest Expense	465		436		367
Segment reporting information, Interest Income	26		16		21
Segment reporting information, Depreciation and Amortization	976		866		775
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	100.00%		100.00%		100.00%
Segment reporting information, Income Tax Expense (Benefit)	394		133		422
Segment reporting information, Earnings (Losses)	1,331		709		1,119
Segment reporting information, Percentage of Consolidated Earnings (Losses)	100.00%		100.00%		100.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	2,844		2,062		1,912
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	100.00%		100.00%		100.00%
Segment reporting information, Assets	33,249		30,231		28,501
Segment reporting information, Percentage of Consolidated Assets	100.00%		100.00%		100.00%
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries, Amount	25,136		22,765		22,593
Entity-Wide Disclosure On Geographic Areas, Long Lived Assets In Individual Foreign Countries, Percentage	100.00%		100.00%		100.00%
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount	10,036		9,003		8,106
Entity-Wide Disclosure On Geographic Areas, Revenue From External Customers Attributed To Individual Foreign Countries, Percentage	100.00%		100.00%		100.00%
Entity-Wide Disclosure On Geographic Areas, United States [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries, Amount	21,398		19,843		19,859
Entity-Wide Disclosure On Geographic Areas, Long Lived Assets In Individual Foreign Countries, Percentage	85.00%		87.00%		88.00%
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount	8,135		8,118		7,476
Entity-Wide Disclosure On Geographic Areas, Revenue From External Customers Attributed To Individual Foreign Countries, Percentage	81.00%		90.00%		92.00%
Entity-Wide Disclosure On Geographic Areas Mexico [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries, Amount	2,196		2,217		1,954
Entity-Wide Disclosure On Geographic Areas, Long Lived Assets In Individual Foreign Countries, Percentage	9.00%		10.00%		9.00%
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount	821		884		629
Entity-Wide Disclosure On Geographic Areas, Revenue From External Customers Attributed To Individual Foreign Countries, Percentage	8.00%		10.00%		8.00%
Entity-Wide Disclosure On Geographic Areas, South America [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries, Amount	1,542		705		780
Entity-Wide Disclosure On Geographic Areas, Long Lived Assets In Individual Foreign Countries, Percentage	6.00%		3.00%		3.00%
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount	1,080		1		1
Entity-Wide Disclosure On Geographic Areas, Revenue From External Customers Attributed To Individual Foreign Countries, Percentage	11.00%
S D G E Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	3,373		3,049		2,916
Segment reporting information, Percentage of Total Consolidated Revenues	34.00%		34.00%		36.00%
Segment reporting information, Interest Expense	142		136		104
Segment reporting information, Interest Income					1
Segment reporting information, Depreciation and Amortization	422		381		329
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	43.00%		44.00%		42.00%
Segment reporting information, Income Tax Expense (Benefit)	237		173		177
Segment reporting information, Earnings (Losses)	431	[1]	369	[1]	344	[1]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	32.00%		52.00%		31.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	1,831		1,210		955
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	64.00%		59.00%		50.00%
Segment reporting information, Assets	13,555		12,077		10,229
Segment reporting information, Percentage of Consolidated Assets	41.00%		40.00%		36.00%
Segment Reporting Information, Intersegment Revenue	6		6		7
So Cal Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	3,816		3,822		3,355
Segment reporting information, Percentage of Total Consolidated Revenues	38.00%		43.00%		41.00%
Segment reporting information, Interest Expense	69		66		68
Segment reporting information, Interest Income	1		1		3
Segment reporting information, Depreciation and Amortization	331		309		293
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	34.00%		36.00%		38.00%
Segment reporting information, Income Tax Expense (Benefit)	143		176		144
Segment reporting information, Earnings (Losses)	287	[1]	286	[1]	273	[1]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	22.00%		40.00%		24.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	683		503		480
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	24.00%		24.00%		25.00%
Segment reporting information, Assets	8,475		7,986		7,287
Segment reporting information, Percentage of Consolidated Assets	25.00%		26.00%		26.00%
Segment Reporting Information, Intersegment Revenue	53		44		43
All Other Segments [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense	234		242		235
Segment reporting information, Interest Income	1		4		7
Segment reporting information, Depreciation and Amortization	12		17		17
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	1.00%		2.00%		2.00%
Segment reporting information, Income Tax Expense (Benefit)	(120)		(288)		23
Segment reporting information, Earnings (Losses)	(139)		(233)		238
Segment reporting information, Percentage of Consolidated Earnings (Losses)	(10.00%)		(33.00%)		21.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	4		4		4
Segment reporting information, Assets	538		1,898		3,008
Segment reporting information, Percentage of Consolidated Assets	2.00%		6.00%		11.00%
Intercompany Eliminations Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues			(3)		(2)
Segment reporting information, Interest Expense	(127)	[2]	(136)	[2]	(138)	[2]
Segment reporting information, Interest Income	(41)	[2]	(37)	[2]	(26)	[2]
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	(205)	[3]
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	(7.00%)	[3]
Intersegment Revenues Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	(621)	[4]	(709)	[4]	(514)	[4]
Segment reporting information, Percentage of Total Consolidated Revenues	(6.00%)	[4]	(8.00%)	[4]	(6.00%)	[4]
Intersegment Receivables Segment [Member]
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	(2,162)		(2,103)		(910)
Segment reporting information, Percentage of Consolidated Assets	(7.00%)		(7.00%)		(3.00%)
Sempra South American Utilities Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	1,080		1		1
Segment reporting information, Percentage of Total Consolidated Revenues	11.00%
Segment reporting information, Interest Expense	34		8		17
Segment reporting information, Interest Income	22		7		9
Segment reporting information, Depreciation and Amortization	40
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	4.00%
Segment reporting information, Income Tax Expense (Benefit)	42				(13)
Segment reporting information, Earnings (Losses)	425		69		69
Segment reporting information, Percentage of Consolidated Earnings (Losses)	32.00%		10.00%		6.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	110
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	4.00%
Segment reporting information, Assets	2,981		796		695
Segment reporting information, Percentage of Consolidated Assets	9.00%		3.00%		2.00%
Sempra Mexico Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	734		825		752
Segment reporting information, Percentage of Total Consolidated Revenues	7.00%		9.00%		9.00%
Segment reporting information, Interest Expense	20		21		19
Segment reporting information, Interest Income	9		5
Segment reporting information, Depreciation and Amortization	62		61		53
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	6.00%		7.00%		7.00%
Segment reporting information, Income Tax Expense (Benefit)	48		52		69
Segment reporting information, Earnings (Losses)	205		138		164
Segment reporting information, Percentage of Consolidated Earnings (Losses)	15.00%		20.00%		15.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	16		15		77
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment			1.00%		4.00%
Segment reporting information, Assets	2,914		2,846		2,309
Segment reporting information, Percentage of Consolidated Assets	9.00%		10.00%		8.00%
Segment Reporting Information, Intersegment Revenue	300		327		354
Sempra Renewables Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	22		9		4
Segment reporting information, Interest Expense	13		7		2
Segment reporting information, Depreciation and Amortization	6		2		1
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	1.00%
Segment reporting information, Income Tax Expense (Benefit)	(28)		(24)		(6)
Segment reporting information, Earnings (Losses)	7		9		(8)
Segment reporting information, Percentage of Consolidated Earnings (Losses)			1.00%		(1.00%)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	248		123		10
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	9.00%		6.00%		1.00%
Segment reporting information, Assets	1,210		599		350
Segment reporting information, Percentage of Consolidated Assets	4.00%		2.00%		1.00%
Sempra Natural Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	1,632		2,009		1,594
Segment reporting information, Percentage of Total Consolidated Revenues	16.00%		22.00%		20.00%
Segment reporting information, Interest Expense	80		92		60
Segment reporting information, Interest Income	34		36		27
Segment reporting information, Depreciation and Amortization	103		96		82
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	11.00%		11.00%		11.00%
Segment reporting information, Income Tax Expense (Benefit)	72		44		28
Segment reporting information, Earnings (Losses)	115		71		39
Segment reporting information, Percentage of Consolidated Earnings (Losses)	9.00%		10.00%		4.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	157		207		386
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	6.00%		10.00%		20.00%
Segment reporting information, Assets	5,738		6,132		5,533
Segment reporting information, Percentage of Consolidated Assets	17.00%		20.00%		19.00%
Segment Reporting Information, Intersegment Revenue	$ 262		$ 332		$ 110

[1]	After preferred dividends.
[2]	Prior year amounts have been revised to present amounts after eliminations between Parent and corporate entities.
[3]	Amount represents elimination of intercompany sale of El Dorado power plant in 2011, as discussed in Note 14.
[4]	Revenues for reportable segments include intersegment revenues of:$6 million, $53 million, $300 million and $262 million for 2011, $6 million, $44 million, $327 million and $332 million for 2010, and $7 million, $43 million, $354 million and $110 million for 2009 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.